RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 8 – RELATED PARTIES

During the year ended December 31, 2015 the Company issued a convertible note that has a conversion price that creates a beneficial conversion to a related party director and founder.  The note issued was for an amount of $100,000 with a maturity date of December 22, 2020 and bears an interest rate of 12% paid monthly in cash on the first day of each month, commencing on January 1, 2016.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the note using the effective interest method.  During the three and six-month periods ended June 30, 2016, Company amortized $1,971 and $3,943, respectively, related to this convertible note. During the three and six-month periods ended June 30, 2016, the Company recognized interest expense of $3,033 and $6,066, respectively, related to this convertible note.

During the year ended December 31, 2015 the Company issued a convertible note that has a conversion price that creates a beneficial conversion to a related party.  The note issued was for an amount of $100,000 with a maturity date of December 28, 2020 and bears an interest rate of 12% paid monthly in cash on the first day of each month, commencing on January 1, 2016.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the note using the effective interest method.  During the three and six-month periods ended June 30, 2016, Company amortized $1,971 and $3,943, respectively, related to this convertible note.  During the three and six-month periods ended June 30, 2016, the Company recognized interest expense of $3,033 and $6,066, respectively, related to this convertible note.

During the six months ended June 30, 2016, the Company issued a convertible note that has a conversion price that creates a beneficial conversion to a related party director and founder.  The note issued was for an amount of $100,000 with a maturity date of February 9, 2021 and bears an interest rate of 12% paid monthly in cash on the first day of each month, commencing on March 1, 2016.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the note using the effective interest method.  During the three and six-month periods ended June 30, 2016, the Company recognized a discount of $39,000 and amortized $1,972 and $3,077, respectively, related to this convertible note. During the three and six-month periods ended June 30, 2016, the Company recognized interest expense of $3,033 and $4,733, respectively, related to this convertible note.

During the six months ended June 30, 2016, the Company issued a convertible note that has a conversion price that creates a beneficial conversion to a related party director and founder.  The note issued was for an amount of $100,000 with a maturity date of May 19, 2021 and bears an interest rate of 12% paid monthly in cash on the first day of each month, commencing on June 1, 2016.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the note using the effective interest method.  During the six months ended June 3 2016, the Company recognized a discount of $50,000 and amortized $1,167 related to this convertible note. During the six months ended June 30, 2016, the Company recognized interest expense of $1,400 related to this convertible note.

During the six months ended June 30, 2016, the Company issued a convertible note that has a conversion price that creates a beneficial conversion to a related party director and founder.  The note issued was for an amount of $50,000 with a maturity date of June 10, 2021 and bears an interest rate of 12% paid monthly in cash on the first day of each month, commencing on July 1, 2016.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the note using the effective interest method.  During the six months ended June 3 2016, the Company recognized a discount of $25,000 and amortized $278 related to this convertible note. During the six months ended June 30, 2016, the Company recognized interest expense of $333 related to this convertible note.

During the six months ended June 30, 2016, the Company issued a convertible note that has a conversion price that creates a beneficial conversion to a related party director and founder.  The note issued was for an amount of $50,000 with a maturity date of June 23, 2021 and bears an interest rate of 12% paid monthly in cash on the first day of each month, commencing on July 1, 2016.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the note using the effective interest method.  During the six months ended June 3 2016, the Company recognized a discount of $35,000 and amortized $136 related to this convertible note. During the six months ended June 30, 2016, the Company recognized interest expense of $117 related to this convertible note.

During the six months ended June 30, 2016, a related party founder purchased 1,000,000 shares of the Company’s common stock for $500,000.

NOTE 14 – RELATED PARTIES

During the year ended December 31, 2014 a related party founder purchased 460,000 shares of the Company’s common shares for $230,000.

During the year ended December 31, 2014, a related party purchased 500,000 shares of the Company’s common shares for $250,000.

During the year ended December 31, 2014, a related party founder purchased 800,000 shares of the Company’s Series C shares for $400,000.

During the year ended December 31, 2014, a related party purchased 500,000 shares of the Company’s Series C shares for $250,000.

During the year ended December 31, 2015 a related party founder purchased 1,140,000 shares of the Company’s common shares for $570,000.

During the year ended December 31, 2015, a related party founder purchased 200,000 shares of the Company’s Series A shares for $100,000.

During the year ended December 31, 2015, a related party purchased 100,000 shares of the Company’s Series A shares for $50,000.

During the year ended December 31, 2015, a related party purchased 500,000 shares of the Company’s Series D shares for $250,000.

During the year ended December 31, 2015 related party Directors purchased 440,000 shares of the Company’s common shares for $220,000.

During the year ended December 31, 2015 a related party Director purchased 54,000 shares of the Company’s common shares for $15,001 in connection with the exercise of a stock option granted based on the exercise price of $0.2778 per common share.

During the year ended December 31, 2015 a related party Director purchased 10,000 shares of the Company’s common shares for $5,000 in connection with the exercise of a stock option granted based on the exercise price of $0.50 per common share.

During the year ended December 31, 2015 the Company issued a convertible note that has a conversion price that creates a beneficial conversion to a related party director and founder.  The note issued was for an amount of $100,000 with a maturity date of December 22, 2020 and bears an interest rate of 12% paid monthly in cash on the first day of each month, commencing on January 1, 2016.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the note using the effective interest method.  During 2015, the Company recognized a discount of $39,000 and amortized $195 during 2015 related to this convertible note. During 2015, the Company recognized interest expense of $300 related to this convertible note.

During the year ended December 31, 2015 the Company issued a convertible note that has a conversion price that creates a beneficial conversion to a related party.  The note issued was for an amount of $100,000 with a maturity date of December 28, 2020 and bears an interest rate of 12% paid monthly in cash on the first day of each month, commencing on January 1, 2016.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the note using the effective interest method.  During 2015, the Company recognized a discount of $39,000 and amortized $65 during 2015 related to this convertible note.  During 2015, the Company recognized interest expense of $100 related to this convertible note.